                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02145
                                                      ---------

                      LORD ABBETT BOND-DEBENTURE FUND, INC.
                      -------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/2005
                          ---------

ITEM 1:        REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2005
 SEMIANNUAL
    REPORT

 LORD ABBETT
   BOND-DEBENTURE FUND


 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Bond-Debenture Fund's strategies and performance for the six-month period ended June 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For most of the six-month period ended June 30, 2005, the U.S. economy showed signs of healthy growth. Consumer spending during the period grew slightly faster than its 30-year average, business spending expanded at near double-digit rates, residential housing demand surged on continued declines in mortgage rates, and corporate fundamentals remained strong. Although investor optimism waned in April 2005 as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May 2005 and June 2005 as consumer confidence increased. The stock market rose in May 2005 and remained unchanged in June 2005. Overall, for the six-month period ended June 30, 2005, equities drifted marginally lower.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25 percent increments in December 2004, February, March, May, and June 2005, bringing the rate to 3.25 percent at the end of the six-month period ended June 30, 2005. The June 30, 2005, interest rate hike marked the ninth quarter-point increase since June 2004. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

     Longer-term rates, however, were less obliging, actually falling over the six-month period ended June 30, 2005, albeit with considerable volatility along the way. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.22 percent, dropped to 3.89 percent in early June 2005, and finished the period at 3.92

--------------------------------------------------------------------------------

percent on June 30, 2005. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic representation of short-term versus long-term interest rates.)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For the six-month period ended June 30, 2005, the fund returned -0.4 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,(1) which returned 2.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF JUNE 30, 2005, ARE: 1 YEAR:
1.95 PERCENT, 5 YEARS: 4.83 PERCENT, AND 10 YEARS: 6.36 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the fund participates are high-yield bonds and convertible securities. In addition, the fund must hold 20 percent of its portfolio in investment-grade corporate bonds, government bonds, and/or agencies.

     In the high yield sector, holdings in auto parts detracted from performance relative to the benchmark. Contributing to performance within the high-yield sector were the credits of wireless telephone, healthcare, cable, and energy.

     Detracting from performance relative to the benchmark within the convertible and equity sectors were the portfolio's holdings in media and technology. The

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portfolio was underweight relative to the benchmark within the technology sector. Nonetheless, the portfolio's holdings in convertible and equity securities outperformed overall those of the benchmark. Also adding to performance in the six-month period ended June 30, 2005 were holdings in healthcare, energy, pharmaceutical, insurance, hotels, and food companies.

     Positions in high-grade investment bonds, such as mortgage-backed securities and the credits of utilities, financial services, and telecommunications equipment companies also contributed to performance relative to the benchmark.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The index is unmanaged, does not reflect the deduction of fees or expenses, and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of June 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/05 - 6/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.

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     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING          ENDING         EXPENSES
                                                  ACCOUNT           ACCOUNT       PAID DURING
                                                   VALUE             VALUE          PERIOD+
                                                   -----             -----        -----------
                                                                                    1/1/05 -
                                                   1/1/05           6/30/05         6/30/05
                                                   ------           -------         -------
CLASS A
Actual                                         $    1,000.00      $    996.50     $      4.95
Hypothetical (5% Return Before Expenses)       $    1,000.00      $  1,019.84     $      5.01
CLASS B
Actual                                         $    1,000.00      $    994.40     $      8.16
Hypothetical (5% Return Before Expenses)       $    1,000.00      $  1,016.61     $      8.25
CLASS C
Actual                                         $    1,000.00      $    993.30     $      8.15
Hypothetical (5% Return Before Expenses)       $    1,000.00      $  1,016.61     $      8.25
CLASS P
Actual                                         $    1,000.00      $    997.30     $      5.45
Hypothetical (5% Return Before Expenses)       $    1,000.00      $  1,019.34     $      5.51
CLASS Y
Actual                                         $    1,000.00      $    998.20     $      3.22
Hypothetical (5% Return Before Expenses)       $    1,000.00      $  1,021.57     $      3.26

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C, 1.10% for Class P and .65% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2005

SECTOR                                     %*
Agency                                    5.52%
Banking                                   0.88%
Basic Industry                            8.16%
Brokerage                                 0.15%
Capital Goods                             7.30%
Consumer Cyclical                         5.72%
Consumer Non-Cyclical                     8.17%
Energy                                    8.04%
Finance & Investment                      1.85%
Government Guaranteed                     1.88%
Insurance                                 0.35%
Media                                    11.66%
Mortgage Backed                           0.25%
Services Cyclical                        11.71%
Services Non-Cyclical                     6.93%
Short-Term Investments                    6.38%
Technology & Electronics                  4.30%
Telecommunications                        5.61%
Utilities                                 5.14%
Total                                   100.00%

*  Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                                  SHARES
INVESTMENTS                                                        (000)            VALUE
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.16%

COMMON STOCKS 5.99%

AEROSPACE/DEFENSE 0.11%
Raytheon Co.                                                         250   $    9,780,000
                                                                           --------------
AGRICULTURE 0.19%
Archer Daniels Midland Co.                                           750       16,035,000
                                                                           --------------
AUTO PARTS & EQUIPMENT 0.09%
Cummins, Inc.                                                        100        7,461,000
                                                                           --------------
BANKING 0.29%
Wachovia Corp.                                                       500       24,800,000
                                                                           --------------
BEVERAGE 0.30%
PepsiCo, Inc.                                                        475       25,616,750
                                                                           --------------
CHEMICALS 0.72%
E.I. du Pont de Nemours & Co.                                        525       22,580,250
Lyondell Chemical Co.                                                325        8,586,500
Praxair, Inc.                                                        500       23,300,000
Texas Petrochemical, Inc.*                                           444        6,658,590
                                                                           --------------
TOTAL                                                                          61,125,340
                                                                           --------------
DIVERSIFIED CAPITAL GOODS 0.25%
3M Co.                                                               300       21,690,000
                                                                           --------------
ELECTRIC - INTEGRATED 0.53%
Dominion Resources, Inc.                                             200       14,677,927
Northeast Utilities                                                1,000       20,860,000
TECO Energy, Inc.                                                    500        9,455,000
                                                                           --------------
TOTAL                                                                          44,992,927
                                                                           --------------
ELECTRONICS 0.43%
Emerson Electric Co.                                                 400       25,052,000
Hubbell, Inc.                                                        200        8,820,000
Mentor Graphics Corp.*                                               250        2,562,500
                                                                           --------------
TOTAL                                                                          36,434,500
                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                  SHARES
INVESTMENTS                                                        (000)            VALUE
-----------------------------------------------------------------------------------------
ENERGY - EXPLORATION & PRODUCTION 0.62%
Devon Energy Corp.                                                   400   $   20,272,000
Exxon Mobil Corp.                                                    350       20,114,500
Kerr-McGee Corp.                                                     166       12,659,371
                                                                           --------------
TOTAL                                                                          53,045,871
                                                                           --------------
FOOD - WHOLESALE 0.31%
Conagra Foods, Inc.                                                  200        4,632,000
Kellogg Co.                                                          500       22,220,000
                                                                           --------------
TOTAL                                                                          26,852,000
                                                                           --------------
FORESTRY/PAPER 0.21%
International Paper Co.                                              600       18,126,000
                                                                           --------------
GAMING 0.06%
Aztar Corp.*                                                         150        5,137,500
                                                                           --------------
INTEGRATED ENERGY 0.33%
Chevron Corp.                                                        500       27,960,000
                                                                           --------------
MACHINERY 0.22%
Parker Hannifin Corp.                                                300       18,603,000
                                                                           --------------
MEDIA - BROADCAST 0.09%
Clear Channel Communications, Inc.                                   250        7,732,500
                                                                           --------------
METALS/MINING EXCLUDING STEEL 0.18%
Alcoa, Inc.                                                          300        7,839,000
Placer Dome, Inc.(b)                                                 500        7,690,000
                                                                           --------------
TOTAL                                                                          15,529,000
                                                                           --------------
NON-ELECTRIC UTILITIES 0.14%
National Fuel Gas Co.                                                300        8,673,000
Semco Energy, Inc.*                                                  489        2,927,798
                                                                           --------------
TOTAL                                                                          11,600,798
                                                                           --------------
PHARMACEUTICALS 0.35%
Merck & Co., Inc.                                                    375       11,550,000
Mylan Laboratories, Inc.                                             400        7,696,000
Pfizer, Inc.                                                         400       11,032,000
                                                                           --------------
TOTAL                                                                          30,278,000
                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                   SHARES
INVESTMENTS                                                                         (000)            VALUE
----------------------------------------------------------------------------------------------------------
RAILROADS 0.27%
Union Pacific Corp.                                                                   350   $   22,680,000
                                                                                            --------------
RESTAURANTS 0.06%
McDonald's Corp.                                                                      200        5,550,000
                                                                                            --------------
SOFTWARE/SERVICES 0.05%
BEA Systems, Inc.*                                                                    525        4,609,500
                                                                                            --------------
TELECOM - INTEGRATED/SERVICES 0.12%
Verizon Communications, Inc.                                                          300       10,365,000
                                                                                            --------------
TELECOMMUNICATIONS EQUIPMENT 0.07%
Avaya Inc.*                                                                           750        6,240,000
                                                                                            --------------
TOTAL COMMON STOCKS (Cost $462,931,942)                                                        512,244,686
                                                                                            ==============

                                                                                PRINCIPAL
                                                  INTEREST      MATURITY           AMOUNT
                                                      RATE          DATE            (000)
                                                -----------------------------------------
CONVERTIBLE NOTES & BONDS 10.06%

AEROSPACE/DEFENSE 0.74%
Alliant Techsystems, Inc.                             2.75%    2/15/2024   $       20,000       20,975,000
EDO Corp.                                             5.25%    4/15/2007           10,000       10,350,000
Lockheed Martin Corp.                                3.018%#   8/15/2033           30,000       32,082,300
                                                                                            --------------
TOTAL                                                                                           63,407,300
                                                                                            --------------
BROKERAGE 0.15%
Morgan Stanley+                                       1.00%    3/30/2012           13,300       12,818,540
                                                                                            --------------
BUILDING & CONSTRUCTION 0.31%
Fluor Corp.                                           1.50%    2/15/2024           23,000       26,680,000
                                                                                            --------------
COMPUTER HARDWARE 0.19%
ASML Holding N.V.(b)                                  5.75%   10/15/2006           15,000       16,076,250
                                                                                            --------------
DIVERSIFIED CAPITAL GOODS 0.25%
Tyco Int'l. Ltd.(b)                                   2.75%    1/15/2018           16,175       20,946,625
                                                                                            --------------
ELECTRONICS 0.46%
Artesyn Technologies, Inc.                            5.50%    8/15/2010            4,000        5,025,000
Cypress Semiconductor Corp.                           1.25%    6/15/2008           12,500       13,281,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                PRINCIPAL
                                                  INTEREST      MATURITY           AMOUNT
INVESTMENTS                                           RATE          DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------
Flir Systems, Inc.                                    3.00%     6/1/2023   $        8,000   $   11,940,000
RF Micro Devices, Inc.                                1.50%     7/1/2010           10,000        9,350,000
                                                                                            --------------
TOTAL                                                                                           39,596,250
                                                                                            --------------
GAMING 0.27%
International Game Technology                  Zero Coupon     1/29/2033           35,000       22,881,250
                                                                                            --------------
HEALTH SERVICES 1.49%
Advanced Medical Optics, Inc.                         2.50%    7/15/2024           15,000       15,131,250
Apogent Technologies Inc.                             2.16%#  12/15/2033           15,000       18,534,000
Fisher Scientific Int'l., Inc.                        2.50%    10/1/2023           20,000       29,325,000
Invitrogen Corp.                                      1.50%    2/15/2024           25,000       24,187,500
SFBC Int'l., Inc.                                     2.25%    8/15/2024           10,000       11,425,000
Universal Health Services, Inc.                      0.426%    6/23/2020           40,000       28,400,000
                                                                                            --------------
TOTAL                                                                                          127,002,750
                                                                                            --------------
HOTELS 0.21%
Hilton Hotels Corp.                                  3.375%    4/15/2023           15,000       18,131,250
                                                                                            --------------
HOUSEHOLD & LEISURE PRODUCTS 0.26%
Costco Cos., Inc.                              Zero Coupon     8/19/2017           22,000       22,522,500
                                                                                            --------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.61%
American Express Co.                                  1.85%    12/1/2033           20,000       20,350,000
Lehman Brothers Holdings Inc.                         0.25%    6/24/2008           20,000       21,100,000
Lehman Brothers Holdings Inc.                         0.25%     7/7/2011           10,000       10,375,000
                                                                                            --------------
TOTAL                                                                                           51,825,000
                                                                                            --------------
MEDIA - BROADCAST 0.27%
Sinclair Broadcast Group, Inc.                       4.875%#   7/15/2018           10,000        9,125,000
Sinclair Broadcast Group, Inc.                        6.00%    9/15/2012           17,000       14,322,500
                                                                                            --------------
TOTAL                                                                                           23,447,500
                                                                                            --------------
MEDIA - DIVERSIFIED 0.98%
Liberty Media Corp. Class A                           3.25%    3/15/2031           45,000       34,650,000
Mediacom Communications Corp.                         5.25%     7/1/2006            5,600        5,607,000
Walt Disney Co. (The)                                2.125%    4/15/2023           42,500       43,828,125
                                                                                            --------------
TOTAL                                                                                           84,085,125
                                                                                            --------------
MEDIA - SERVICES 0.31%
Lamar Advertising Co.                                2.875%   12/31/2010           26,000       26,780,000
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                PRINCIPAL
                                                  INTEREST      MATURITY           AMOUNT
INVESTMENTS                                           RATE          DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES 0.50%
Hanover Compressor Co.                                4.75%    1/15/2014   $        8,000   $    8,280,000
Schlumberger Ltd.(b)                                  1.50%     6/1/2023           30,000       34,575,000
                                                                                            --------------
TOTAL                                                                                           42,855,000
                                                                                            --------------
PHARMACEUTICALS 1.21%
Amylin Pharmaceuticals, Inc.                          2.50%    4/15/2011           15,000       13,631,250
Celgene Corp.                                         1.75%     6/1/2008           10,000       17,637,500
Teva Pharmaceutical Finance B.V.(b)                  0.375%   11/15/2022           27,725       40,859,719
Teva Pharmaceutical Finance II, LLC(b)                0.50%     2/1/2024            7,750        7,633,750
Watson Pharmaceuticals, Inc.                          1.75%    3/15/2023           25,000       23,312,500
                                                                                            --------------
TOTAL                                                                                          103,074,719
                                                                                            --------------
SOFTWARE/SERVICES 1.07%
DST Systems, Inc.                                    4.125%    8/15/2023           27,000       30,881,250
EMC Corp.                                             4.50%     4/1/2007           20,000       21,200,000
Manugistics Group, Inc.                               5.00%    11/1/2007           20,000       18,000,000
Mentor Graphics Corp.                                6.875%    6/15/2007           21,000       20,895,000
                                                                                            --------------
TOTAL                                                                                           90,976,250
                                                                                            --------------
SUPPORT - SERVICES 0.17%
Charles River Assoc., Inc.                           2.875%    6/15/2034            9,650       14,607,687
                                                                                            --------------
TELECOM - WIRELESS 0.12%
Nextel Communications, Inc.                           5.25%    1/15/2010           10,000       10,087,500
                                                                                            --------------
TELECOMMUNICATIONS EQUIPMENT 0.29%
LSI Logic Corp.                                       4.00%    5/15/2010           25,000       24,750,000
                                                                                            --------------
THEATERS & ENTERTAINMENT 0.20%
Lions Gate Entertainment Corp.(b)                    3.625%    3/15/2025           17,000       17,191,250
                                                                                            --------------
TOTAL CONVERTIBLE NOTES & BONDS (Cost $842,105,047)                                            859,742,746
                                                                                            ==============

                                                                                   SHARES
                                                                                    (000)
                                                                                   ------
CONVERTIBLE PREFERRED STOCKS 2.76%

AGENCY 0.11%
Federal National Mortgage Assoc.                     5.375%                            --(d)     9,710,450
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                  INTEREST                         SHARES
INVESTMENTS                                           RATE                          (000)            VALUE
----------------------------------------------------------------------------------------------------------
AUTOMOTIVE 0.08%
Ford Motor Co. Capital Trust II                       6.50%                           175   $    7,057,750
                                                                                            --------------
BANKING 0.18%
Marshall & Ilsley Corp.                               6.50%                           550       15,152,500
                                                                                            --------------
BEVERAGE 0.08%
Constellation Brands, Inc.                            5.75%                           160        7,152,000
                                                                                            --------------
ELECTRIC - DISTRIBUTION/TRANSMISSION 0.45%
FPL Group, Inc.                                       8.00%                           600       38,766,000
                                                                                            --------------
FOOD & DRUG RETAILERS 0.26%
Albertson's, Inc.                                     7.25%                         1,000       22,370,000
                                                                                            --------------
INTEGRATED ENERGY 0.39%
Williams Cos., Inc. (The)                             5.50%                           360       32,850,000
                                                                                            --------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.15%
Morgan Stanley+                                       8.25%                           198       13,178,880
                                                                                            --------------
LIFE INSURANCE 0.30%
MetLife, Inc.                                        6.375%                           960       25,171,200
                                                                                            --------------
PHARMACEUTICALS 0.36%
Schering-Plough Corp.                                 6.00%                           600       30,588,000
                                                                                            --------------
PRINTING & PUBLISHING 0.34%
Interpublic Group of Cos., Inc. (The)
Series A                                             5.375%                           650       29,185,000
                                                                                            --------------
PROPERTY & CASUALTY INSURANCE 0.06%
XL Capital Ltd. Class A(b)                            6.50%                           200        4,790,000
                                                                                            --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $229,647,422)                                         235,971,780
                                                                                            ==============

                                                                                PRINCIPAL
                                                                MATURITY           AMOUNT
                                                                    DATE            (000)
                                                                -------------------------
GOVERNMENT SPONSORED ENTERPRISES
BOND 0.94%
Federal Home Loan Mortgage Corp.
(Cost $80,051,523)                                    7.00%    7/15/2005   $       80,000       80,106,960
                                                                                            ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 4.50%
Federal National Mortgage Assoc.                      5.50%                2/1/2033   $       46,974   $   47,687,478
Federal National Mortgage Assoc.                      5.50%                7/1/2033           55,931       56,764,840
Federal National Mortgage Assoc.                      5.50%               10/1/2033           17,463       17,723,140
Federal National Mortgage Assoc.                      6.00%                9/1/2032            5,310        5,449,567
Federal National Mortgage Assoc.                      6.00%                5/1/2033            5,497        5,641,485
Federal National Mortgage Assoc.                      6.00%               10/1/2033            8,895        9,125,608
Federal National Mortgage Assoc.                      6.00%               11/1/2033            3,775        3,872,802
Federal National Mortgage Assoc.                      6.00%                1/1/2034           26,451       27,136,031
Federal National Mortgage Assoc.                      6.00%                2/1/2034           46,903       48,118,373
Federal National Mortgage Assoc.                      6.00%                8/1/2034           33,255       34,116,887
Federal National Mortgage Assoc.                      6.00%                9/1/2034            4,663        4,783,837
Federal National Mortgage Assoc.                      6.00%               11/1/2034           74,725       76,659,666
Federal National Mortgage Assoc.                      6.00%                2/1/2035           31,000       31,802,433
Federal National Mortgage Assoc.                      7.00%                3/1/2032            6,785        7,159,145
Federal National Mortgage Assoc.                      8.00%                2/1/2030            2,124        2,285,700
Federal National Mortgage Assoc.                      8.00%                4/1/2030            3,460        3,724,498
Government National Mortgage Assoc.                   8.00%               3/15/2032            2,246        2,428,962
                                                                                                       --------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (Cost $383,084,649)                                  384,480,452
                                                                                                       ==============
HIGH YIELD CORPORATE NOTES & BONDS 67.77%

AEROSPACE/DEFENSE 1.27%
Alliant Techsystems Inc.                              8.50%               5/15/2011           15,000       16,087,500
Armor Holdings, Inc.                                  8.25%               8/15/2013           10,000       10,862,500
DRS Technologies, Inc.                               6.875%               11/1/2013           30,000       31,200,000
Esterline Technologies Corp.                          7.75%               6/15/2013           16,000       17,040,000
L-3 Communications Corp.                             6.125%               1/15/2014           10,000       10,050,000
Moog Inc. Class A                                     6.25%               1/15/2015            4,000        4,010,000
Titan Corp.                                           8.00%               5/15/2011           18,250       19,664,375
                                                                                                       --------------
TOTAL                                                                                                     108,914,375
                                                                                                       --------------
APPAREL/TEXTILES 0.32%
INVISTA+                                              9.25%                5/1/2012           25,000       27,437,500
                                                                                                       --------------
AUTO LOANS 1.45%
Ford Motor Credit Co.                                 7.25%              10/25/2011           35,000       33,721,065
Ford Motor Credit Co.                                7.375%              10/28/2009           30,000       29,342,160
General Motors Acceptance Corp.                       7.25%                3/2/2011           65,100       61,111,323
                                                                                                       --------------
TOTAL                                                                                                     124,174,548
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT 1.70%
Accuride Corp.                                        8.50%                2/1/2015   $       10,050   $    9,874,125
Affinia Group, Inc.+                                  9.00%              11/30/2014            5,790        4,892,550
ArvinMeritor, Inc.                                    8.75%                3/1/2012           15,000       15,712,500
Cooper-Standard Automotive Group                     8.375%              12/15/2014           19,450       15,462,750
Cummins, Inc.                                         9.50%               12/1/2010           16,650       18,398,250
Delco Remy Int'l., Inc.                              11.00%                5/1/2009           26,600       24,605,000
Dura Operating Corp.                                 8.625%               4/15/2012            8,200        7,421,000
Stanadyne Corp.**                              0.00%/12.00%   8/15/2009 & 2/15/2015           15,000        8,175,000
Stanadyne Corp.                                      10.00%               8/15/2014           10,000        9,500,000
Tenneco Automotive, Inc.                             8.625%              11/15/2014           15,000       15,150,000
TRW Automotive, Inc.^                                11.00%               2/15/2013           13,954       16,116,870
                                                                                                       --------------
TOTAL                                                                                                     145,308,045
                                                                                                       --------------
AUTOMOTIVE 0.23%
General Motors Corp.^                                 7.20%               1/15/2011           10,000        9,300,000
Navistar Int'l. Corp.^                                7.50%               6/15/2011           10,000       10,250,000
Venture Holdings Trust(c)                             9.50%                7/1/2005           10,000           50,000
                                                                                                       --------------
TOTAL                                                                                                      19,600,000
                                                                                                       --------------
BANKING 0.42%
Regions Financial Corp.                               7.00%                3/1/2011           14,000       15,771,938
Wells Fargo & Co.                                     5.35%                5/6/2018           20,000       20,048,640
                                                                                                       --------------
TOTAL                                                                                                      35,820,578
                                                                                                       --------------
BEVERAGE 0.19%
Le-Nature's, Inc.+                                   10.00%               6/15/2013           15,000       15,825,000
                                                                                                       --------------
BUILDING & CONSTRUCTION 0.75%
Beazer Homes USA, Inc.                                6.50%              11/15/2013           10,000        9,925,000
Beazer Homes USA, Inc.                               8.375%               4/15/2012           10,000       10,775,000
Lennar Corp.                                         7.625%                3/1/2009           15,000       16,563,045
Schuler Homes, Inc.                                  9.375%               7/15/2009           15,000       15,728,775
William Lyon Homes, Inc.                             10.75%                4/1/2013           10,000       10,900,000
                                                                                                       --------------
TOTAL                                                                                                      63,891,820
                                                                                                       --------------
BUILDING MATERIALS 0.89%
American Standard Cos., Inc.                          8.25%                6/1/2009           20,000       22,623,820
Builders FirstSource, Inc.+                          7.518%#              2/15/2012           17,400       17,400,000
Jacuzzi Brands, Inc.                                 9.625%                7/1/2010           22,000       24,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.+(e)                            7.25%               7/15/2013   $        2,040   $    2,101,200
Texas Industries, Inc.                               10.25%               6/15/2011            8,000        9,310,000
                                                                                                       --------------
TOTAL                                                                                                      75,635,020
                                                                                                       --------------
CHEMICALS 2.82%
Airgas, Inc.                                          6.25%               7/15/2014           10,000       10,175,000
Crompton Corp.                                       9.875%                8/1/2012           29,000       33,785,000
Equistar Chemicals, L.P.                              7.55%               2/15/2026           26,000       24,245,000
Hercules, Inc.                                        6.75%              10/15/2029           25,000       24,375,000
Huntsman LLC                                         11.50%               7/15/2012            5,181        6,100,628
IMC Global, Inc.                                     11.25%                6/1/2011           35,000       38,850,000
Lyondell Chemical Co.                                9.625%                5/1/2007            9,100        9,759,750
Nalco Co.^                                           8.875%              11/15/2013           10,000       10,775,000
NOVA Chemicals Corp.(b)                               6.50%               1/15/2012           12,000       11,700,000
PQ Corp.+                                             7.50%               2/15/2013            8,450        8,344,375
Rhodia S.A.^(b)                                      8.875%                6/1/2011           26,825       25,953,187
Rockwood Specialties Group, Inc.+                     7.50%              11/15/2014           17,250       17,206,875
Rockwood Specialties Group, Inc.                    10.625%               5/15/2011            4,000        4,430,000
Terra Capital, Inc.                                  11.50%                6/1/2010           13,000       14,885,000
                                                                                                       --------------
TOTAL                                                                                                     240,584,815
                                                                                                       --------------
CONS/COMM/LEASE FINANCING 0.27%
GATX Financial Corp.                                 8.875%                6/1/2009           20,000       22,819,000
                                                                                                       --------------
CONSUMER - PRODUCTS 1.15%
Aearo Co.                                             8.25%               4/15/2012            7,500        7,537,500
Elizabeth Arden, Inc.                                 7.75%               1/15/2014           25,000       26,187,500
Playtex Products, Inc.                               9.375%                6/1/2011           17,000       17,977,500
Rayovac Corp.+                                       7.375%                2/1/2015           15,000       14,587,500
Rayovac Corp.                                         8.50%               10/1/2013           30,750       32,287,500
                                                                                                       --------------
TOTAL                                                                                                      98,577,500
                                                                                                       --------------
DIVERSIFIED CAPITAL GOODS 0.75%
J.B. Poindexter & Co., Inc.                           8.75%               3/15/2014           17,675       16,172,625
Park-Ohio Industries, Inc.+                          8.375%              11/15/2014           10,700        9,603,250
Sensus Metering Systems, Inc.                        8.625%              12/15/2013           20,000       18,700,000
Trinity Industries, Inc.                              6.50%               3/15/2014           20,000       20,000,000
                                                                                                       --------------
TOTAL                                                                                                      64,475,875
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
ELECTRIC - GENERATION 2.26%
AES Corp. (The)                                       9.50%                6/1/2009   $       10,000   $   11,200,000
AES Gener S.A.(b)                                     7.50%               3/25/2014            6,750        6,872,249
Dynegy Holdings, Inc.^                               6.875%                4/1/2011           22,000       21,835,000
Dynegy Holdings, Inc.+                              10.125%               7/15/2013           40,000       45,400,000
Mission Energy Holding Co.                           13.50%               7/15/2008           16,000       19,080,000
NRG Energy, Inc.+                                     8.00%              12/15/2013           22,750       24,115,000
Reliant Resources, Inc.                               6.75%              12/15/2014           15,500       15,228,750
Reliant Resources, Inc.                               9.50%               7/15/2013           34,500       38,467,500
Texas Genco Holdings, Inc.+                          6.875%              12/15/2014           10,575       11,183,063
                                                                                                       --------------
TOTAL                                                                                                     193,381,562
                                                                                                       --------------
ELECTRIC - INTEGRATED 1.62%
Duke Energy Corp.                                    5.375%                1/1/2009           12,000       12,414,600
Midwest Generation, LLC                               8.75%                5/1/2034           25,000       28,125,000
Nevada Power Co.+                                    5.875%               1/15/2015           11,800       11,918,000
PG&E Corp.                                            4.80%                3/1/2014           10,000       10,042,290
PPL Energy Supply LLC                                 6.40%               11/1/2011           12,000       13,158,828
PSEG Energy Holdings Inc.                             8.50%               6/15/2011           22,500       24,637,500
PSEG Energy Holdings Inc.^                           8.625%               2/15/2008           15,000       16,012,500
TECO Energy, Inc.                                     7.50%               6/15/2010           20,000       21,900,000
                                                                                                       --------------
TOTAL                                                                                                     138,208,718
                                                                                                       --------------
ELECTRONICS 1.01%
Amkor Technology, Inc.^                               7.75%               5/15/2013           12,000       10,380,000
Communications & Power Industries, Inc.               8.00%                2/1/2012           17,850       18,028,500
Corning, Inc.^                                        5.90%               3/15/2014           10,000       10,326,670
Corning, Inc.                                         8.30%                4/4/2025           15,000       15,665,055
Freescale Semiconductor, Inc.^                       7.125%               7/15/2014           16,000       17,280,000
SBA Communications Corp.**                      0.00%/9.75%       12/15/2007 & 2011           15,657       14,482,725
                                                                                                       --------------
TOTAL                                                                                                      86,162,950
                                                                                                       --------------
ENERGY - EXPLORATION & PRODUCTION 3.36%
Chesapeake Energy Corp.+                              6.25%               1/15/2018           45,000       44,550,000
Chesapeake Energy Corp.                               7.00%               8/15/2014           25,750       27,423,750
El Paso Production Holding Co.                        7.75%                6/1/2013           35,000       37,537,500
Energy Partners Ltd.                                  8.75%                8/1/2010           15,000       15,825,000
EXCO Resources, Inc.                                  7.25%               1/15/2011           31,000       31,155,000
Forest Oil Corp.^                                     7.75%                5/1/2014           10,000       10,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.                                      8.00%               6/15/2008   $       15,000   $   15,975,000
Harvest Operations Corp.(b)                          7.875%              10/15/2011           10,000        9,575,000
Houston Exploration Co.                               7.00%               6/15/2013           16,000       16,600,000
KCS Energy Services, Inc.+                           7.125%                4/1/2012           11,300       11,582,500
KCS Energy Services, Inc.                            7.125%                4/1/2012           13,600       13,940,000
Kerr-McGee Corp.                                      6.95%                7/1/2024           10,150       10,538,471
Magnum Hunter Resources Corp.                         9.60%               3/15/2012            4,500        5,017,500
Pogo Producing Co.+                                  6.625%               3/15/2015           12,000       12,450,000
Range Resources Corp.                                7.375%               7/15/2013           22,925       24,529,750
                                                                                                       --------------
TOTAL                                                                                                     287,499,471
                                                                                                       --------------
ENVIRONMENTAL 0.83%
Allied Waste North America, Inc.                      5.75%               2/15/2011           15,000       14,100,000
Allied Waste North America, Inc.^                    6.125%               2/15/2014           33,500       31,280,625
Allied Waste North America, Inc.+                     7.25%               3/15/2015           25,800       25,090,500
                                                                                                       --------------
TOTAL                                                                                                      70,471,125
                                                                                                       --------------
FOOD - WHOLESALE 1.59%
American Seafood Holdings LLC                       10.125%               4/15/2010           10,000       10,725,000
Chiquita Brands Int'l., Inc.                          7.50%               11/1/2014           25,000       23,375,000
Corn Products Int'l., Inc.                            8.25%               7/15/2007           15,000       16,105,665
Del Monte Corp.                                      8.625%              12/15/2012           10,000       11,050,000
Dole Food Co.                                         8.75%               7/15/2013           20,000       21,750,000
Dole Food Co.                                        8.875%               3/15/2011            5,698        6,111,105
Land O'Lakes, Inc.                                    8.75%              11/15/2011           10,000       10,125,000
Land O'Lakes, Inc.                                    9.00%              12/15/2010           15,000       16,237,500
Pinnacle Foods Holdings Corp.                         8.25%               12/1/2013           22,725       20,452,500
                                                                                                       --------------
TOTAL                                                                                                     135,931,770
                                                                                                       --------------
FOOD & DRUG RETAILERS 1.67%
Ingles Markets, Inc.^                                8.875%               12/1/2011           23,250       23,744,062
Jean Coutu Group (PJC) Inc. (The)(b)                  8.50%                8/1/2014           18,500       18,361,250
Rite Aid Corp.                                       6.875%               8/15/2013           34,000       29,580,000
Rite Aid Corp.                                       8.125%                5/1/2010           35,150       36,380,250
Roundy's, Inc.                                       8.875%               6/15/2012           10,000       10,350,000
Stater Brothers Holdings, Inc.                       8.125%               6/15/2012           25,000       24,500,000
                                                                                                       --------------
TOTAL                                                                                                     142,915,562
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
FORESTRY/PAPER 3.13%
Abitibi-Consolidated, Inc.(b)                         8.55%                8/1/2010   $       20,025   $   20,976,187
Ainsworth Lumber Co. Ltd.(b)                          7.25%               10/1/2012           15,000       14,362,500
Boise Cascade, LLC+                                  7.125%              10/15/2014           10,000        9,875,000
Bowater, Inc.^                                        6.50%               6/15/2013           32,000       31,760,000
Buckeye Technologies, Inc.                            8.00%              10/15/2010           21,000       20,265,000
Jefferson Smurfit Corp.                               7.50%                6/1/2013           20,000       19,200,000
Jefferson Smurfit Corp.                               8.25%               10/1/2012           10,000       10,100,000
JSG Funding plc+(b)                                   7.75%                4/1/2015           18,000       14,850,000
JSG Funding plc(b)                                   9.625%               10/1/2012           14,500       14,572,500
JSG Holding plc PIK+(a)                              11.50%               10/1/2015           10,195        9,572,765
Longview Fibre Co.                                   10.00%               1/15/2009           11,500       12,305,000
Newark Group, Inc.                                    9.75%               3/15/2014           11,500       10,637,500
Norske Skog Canada Ltd.^(b)                          7.375%                3/1/2014           18,925       18,641,125
Stone Container Corp.                                8.375%                7/1/2012            4,000        4,060,000
Stone Container Corp.                                 9.75%                2/1/2011           17,000       18,062,500
Tembec Industries, Inc.(b)                            7.75%               3/15/2012           15,000       11,100,000
Tembec Industries, Inc.^(b)                          8.625%               6/30/2009           33,500       27,470,000
                                                                                                       --------------
TOTAL                                                                                                     267,810,077
                                                                                                       --------------
GAMING 4.62%
Aztar Corp.                                          7.875%               6/15/2014           10,000       10,625,000
Boyd Gaming Corp.                                     8.75%               4/15/2012            8,650        9,439,312
Hard Rock Hotel, Inc.                                8.875%                6/1/2013           30,000       32,775,000
Harrah's Operating Co., Inc.^                        5.375%              12/15/2013           10,000       10,162,390
Harrah's Operating Co., Inc.                          7.50%               1/15/2009           25,000       27,328,250
Isle of Capri Casinos, Inc.                           7.00%                3/1/2014           34,250       34,592,500
Isle of Capri Casinos, Inc.^                          9.00%               3/15/2012           15,000       16,387,500
Las Vegas Sands Corp.+                               6.375%               2/15/2015           32,325       31,759,313
Mandalay Resort Group^                               9.375%               2/15/2010           20,000       22,450,000
MGM Mirage, Inc.                                      6.75%                9/1/2012           29,150       30,170,250
Park Place Entertainment Corp.                       8.125%               5/15/2011           15,000       17,325,000
Park Place Entertainment Corp.                       9.375%               2/15/2007           23,500       25,321,250
Penn National Gaming, Inc.                           6.875%               12/1/2011           16,250       16,737,500
Premier Entertainment Biloxi LLC                     10.75%                2/1/2012            6,350        6,191,250
River Rock Entertainment Authority                    9.75%               11/1/2011           15,700       17,309,250
Scientific Games Corp.+                               6.25%              12/15/2012           10,000       10,150,000
Seneca Gaming Corp.^                                  7.25%                5/1/2012            4,500        4,674,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                 6.50%                2/1/2014   $       30,500   $   31,262,500
Turning Stone Casino Resort+                         9.125%              12/15/2010           12,000       12,750,000
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.                              6.625%               12/1/2014           28,000       27,370,000
                                                                                                       --------------
TOTAL                                                                                                     394,780,640
                                                                                                       --------------
GAS DISTRIBUTION 2.29%
El Paso Corp.^                                        7.00%               5/15/2011           40,000       40,100,000
El Paso Corp.                                         7.75%               1/15/2032           28,250       27,685,000
Ferrellgas Partners, L.P.                             6.75%                5/1/2014           15,950       15,471,500
Ferrellgas Partners, L.P.                             8.75%               6/15/2012           13,825       13,894,125
MarkWest Energy Partners, L.P.+                      6.875%               11/1/2014           23,050       23,050,000
Sonat Inc.^                                          7.625%               7/15/2011           18,000       18,225,000
Suburban Propane Partners, L.P.                      6.875%              12/15/2013           20,000       19,100,000
Suburban Propane Partners, L.P.+                     6.875%              12/15/2013            4,325        4,130,375
Williams Cos., Inc. (The)                            7.875%                9/1/2021           30,000       34,275,000
                                                                                                       --------------
TOTAL                                                                                                     195,931,000
                                                                                                       --------------
HEALTH SERVICES 4.66%
Alliance Imaging, Inc.                                7.25%              12/15/2012           12,000       11,400,000
AmeriPath, Inc.                                      10.50%                4/1/2013           22,500       22,893,750
Ardent Health Services Inc.                          10.00%               8/15/2013           15,000       18,206,250
Bio-Rad Laboratories, Inc.                           6.125%              12/15/2014           11,700       11,875,500
CDRV Investors, Inc.**+                        0.00%/9.625%         1/1/2010 & 2015           13,750        6,806,250
Coventry Health Care, Inc.                           6.125%               1/15/2015           10,000       10,225,000
DaVita, Inc.+                                         7.25%               3/15/2015           10,500       10,841,250
Fresenius Medical Capital Trust II                   7.875%                2/1/2008           15,000       15,712,500
Hanger Orthopedic Group, Inc.^                      10.375%               2/15/2009           14,000       12,985,000
HCA Inc                                              6.375%               1/15/2015           22,250       23,142,403
HealthSouth Corp.                                    8.375%               10/1/2011           20,000       19,950,000
HealthSouth Corp.                                    10.75%               10/1/2008           15,000       15,675,000
National Mentor, Inc.+                               9.625%               12/1/2012           12,000       12,690,000
National Nephrology Assoc., Inc.+                     9.00%               11/1/2011            9,000       10,147,500
PacifiCare Health System, Inc.                       10.75%                6/1/2009           22,750       25,138,750
PerkinElmer, Inc.                                    8.875%               1/15/2013           25,750       28,775,625
Rotech Healthcare Inc.                                9.50%                4/1/2012            6,630        7,127,250
Senior Housing Properties Trust                      8.625%               1/15/2012            7,750        8,699,375
Stewart Enterprises, Inc.+                            6.25%               2/15/2013            7,500        7,462,500
Tenet Healthcare Corp.                               7.375%                2/1/2013           40,000       39,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.+                               9.25%                2/1/2015   $       26,700   $   27,834,750
Tenet Healthcare Corp.                               9.875%                7/1/2014           10,000       10,775,000
Triad Hospitals, Inc.                                 7.00%              11/15/2013           20,000       20,650,000
Vanguard Health Holdings Co. II LLC                   9.00%               10/1/2014           18,125       19,665,625
                                                                                                       --------------
TOTAL                                                                                                     398,379,278
                                                                                                       --------------
HOTELS 1.29%
FelCor Lodging Trust, Inc.                            9.00%                6/1/2011           15,000       16,462,500
Gaylord Entertainment Co.                             6.75%              11/15/2014           15,000       14,737,500
Host Marriott L.P.+                                  6.375%               3/15/2015           17,250       17,163,750
Host Marriott L.P.                                    7.00%               8/15/2012           20,000       20,850,000
Host Marriott L.P.                                    9.25%               10/1/2007           25,000       27,125,000
John Q. Hammons Hotels, Inc.                         8.875%               5/15/2012           12,500       13,687,500
                                                                                                       --------------
TOTAL                                                                                                     110,026,250
                                                                                                       --------------
INVESTMENTS & MISC FINANCIAL SERVICES 0.83%
Dow Jones CDX HY+                                     7.75%              12/29/2009           50,000       50,750,000
Dow Jones CDX HY+                                     8.25%               6/29/2010           20,000       20,100,000
                                                                                                       --------------
TOTAL                                                                                                      70,850,000
                                                                                                       --------------
LEISURE 0.62%
Gaylord Entertainment Co.                             8.00%              11/15/2013           31,000       32,743,750
Six Flags, Inc.                                      9.625%                6/1/2014           12,000       11,280,000
Universal City Development Partners, Ltd.            11.75%                4/1/2010            8,000        9,220,000
                                                                                                       --------------
TOTAL                                                                                                      53,243,750
                                                                                                       --------------
MACHINERY 0.84%
Briggs & Stratton Corp.                              8.875%               3/15/2011           10,000       11,475,000
Case New Holland Inc.                                 9.25%                8/1/2011           10,000       10,550,000
Dresser, Inc.                                        9.375%               4/15/2011           15,000       15,862,500
Gardner Denver, Inc.+                                 8.00%                5/1/2013            7,650        7,777,449
JLG Industries, Inc.                                  8.25%                5/1/2008           15,000       15,787,500
Manitowoc Co., Inc.                                  7.125%               11/1/2013           10,000       10,500,000
                                                                                                       --------------
TOTAL                                                                                                      71,952,449
                                                                                                       --------------
MEDIA - BROADCAST 2.46%
Allbritton Communications Co.^                        7.75%              12/15/2012           65,000       64,350,000
Clear Channel Communications, Inc.                   4.625%               1/15/2008           10,450       10,335,343
Clear Channel Communications, Inc.                    7.65%               9/15/2010           18,500       20,058,754
Emmis Operating Co.                                  6.875%               5/15/2012           28,000       27,860,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp.                                  6.50%               5/15/2013   $       10,075   $    9,621,625
Paxson Communications Corp.                          10.75%               7/15/2008           40,000       39,600,000
Radio One, Inc.+                                     6.375%               2/15/2013           10,000        9,887,500
Sinclair Broadcast Group, Inc.                        8.00%               3/15/2012           17,832       18,366,960
Sinclair Broadcast Group, Inc.                        8.75%              12/15/2011           10,000       10,550,000
                                                                                                       --------------
TOTAL                                                                                                     210,630,182
                                                                                                       --------------
MEDIA - CABLE 4.49%
Century Communications Corp.(g)                      8.375%              12/15/2007            8,000        8,240,000
Century Communications Corp.(g)                       9.50%                3/1/2005           40,000       41,400,000
Charter Communications Holdings LLC                  10.00%                4/1/2009           50,000       38,875,000
Charter Communications Holdings LLC                  10.25%               9/15/2010           20,000       20,325,000
Comcast Corp.                                         5.85%               1/15/2010           15,000       15,879,015
CSC Holdings, Inc.                                   8.125%               8/15/2009           22,800       23,199,000
DirecTV Holdings LLC+                                6.375%               6/15/2015           19,150       19,150,000
DirecTV Holdings LLC                                 8.375%               3/15/2013           16,900       18,801,250
Echostar DBS Corp.                                   6.375%               10/1/2011           17,500       17,434,375
Echostar DBS Corp.                                   9.125%               1/15/2009           10,000       10,675,000
Frontiervision L.P.(c)                              11.875%               9/15/2007           20,000       27,600,000
Frontiervision L.P. Series B(c)                     11.875%               9/15/2007           10,000       13,800,000
Globo Comunicacoes E
  Participacoes S.A.+(b)(c)                         10.625%               12/5/2008           20,000       20,700,000
Insight Communications Co., Inc.**             0.00%/12.25%        2/15/2006 & 2011           50,000       50,375,000
Mediacom Communications Corp.^                        9.50%               1/15/2013           42,500       42,606,250
Renaissance Media Group LLC                          10.00%               4/15/2008           15,000       14,925,000
                                                                                                       --------------
TOTAL                                                                                                     383,984,890
                                                                                                       --------------
MEDIA - DIVERSIFIED 0.19%
Block Communications, Inc.                            9.25%               4/15/2009           15,000       16,050,000
                                                                                                       --------------
MEDIA - SERVICES 0.64%
Interpublic Group of Cos., Inc. (The)                 6.25%              11/15/2014           14,820       13,913,238
Interpublic Group of Cos., Inc. (The)*                7.25%               8/15/2011           10,000       10,130,090
Warner Music Group Corp.                             7.375%               4/15/2014           30,000       30,450,000
                                                                                                       --------------
TOTAL                                                                                                      54,493,328
                                                                                                       --------------
METALS/MINING EXCLUDING STEEL 0.64%
Century Aluminum Co.                                  7.50%               8/15/2014            5,550        5,508,375
Foundation PA Coal Co.                                7.25%                8/1/2014            8,300        8,756,500
Novelis, Inc.+(b)                                     7.25%               2/15/2015           15,000       15,131,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                 5.875%               4/15/2016   $       15,000   $   15,075,000
Timken Co. (The)                                      5.75%               2/15/2010           10,000       10,265,420
                                                                                                       --------------
TOTAL                                                                                                      54,736,545
                                                                                                       --------------
NON-ELECTRIC UTILITIES 0.17%
Semco Energy, Inc.                                    7.75%               5/15/2013           14,050       14,735,865
                                                                                                       --------------
NON-FOOD & DRUG RETAILERS 1.08%
Couche-Tard U.S. L.P.                                 7.50%              12/15/2013           14,000       14,770,000
J.C. Penney Co., Inc.                                 7.95%                4/1/2017           16,750       19,388,125
J.C. Penney Co., Inc.                                 8.00%                3/1/2010           10,000       11,050,000
Saks, Inc.                                           7.375%               2/15/2019           32,925       33,089,625
Toys "R" Us, Inc.                                    7.625%                8/1/2011           15,000       13,837,500
                                                                                                       --------------
TOTAL                                                                                                      92,135,250
                                                                                                       --------------
OFFICE EQUIPMENT 0.17%
Xerox Corp.                                          6.875%               8/15/2011           14,000       14,910,000
                                                                                                       --------------
OIL FIELD EQUIPMENT & SERVICES 0.60%
Hanover Compressor Co.                               8.625%              12/15/2010           12,075       12,829,688
Hanover Compressor Co.                                9.00%                6/1/2014            6,150        6,580,500
J. Ray McDermott, S.A.+                              11.50%              12/15/2013           10,000       11,250,000
Key Energy Services, Inc.                            6.375%                5/1/2013           12,000       12,120,000
Pride Int'l., Inc.                                   7.375%               7/15/2014            8,000        8,820,000
                                                                                                       --------------
TOTAL                                                                                                      51,600,188
                                                                                                       --------------
PACKAGING 2.01%
Anchor Glass Container Corp.                         11.00%               2/15/2013           15,000       11,775,000
Constar Int'l., Inc.^                                11.00%               12/1/2012           11,900        9,520,000
Crown Cork & Seal, Inc.^                             7.375%              12/15/2026           45,000       41,512,500
Graham Packaging Co., Inc.+                           8.50%              10/15/2012           17,795       18,061,925
Owens-Brockway Glass Container, Inc.                  7.75%               5/15/2011           25,000       26,687,500
Owens-Brockway Glass Container, Inc.                 8.875%               2/15/2009           35,000       37,362,500
Owens Illinois, Inc.                                  7.50%               5/15/2010           20,000       21,100,000
Vitro Envases Norteamerica+(b)                       10.75%               7/23/2011            6,000        5,850,000
                                                                                                       --------------
TOTAL                                                                                                     171,869,425
                                                                                                       --------------
PHARMACEUTICALS 0.75%
Alpharma Inc.+                                       8.625%                5/1/2011           25,000       24,562,500
Warner Chilcott Corp.+                                8.75%                2/1/2015           40,000       39,100,000
                                                                                                       --------------
TOTAL                                                                                                      63,662,500
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING 1.95%
American Media, Inc.                                 10.25%                5/1/2009   $        5,000   $    5,025,000
Dex Media, Inc.**                               0.00%/9.00%       11/15/2008 & 2013           15,000       12,150,000
Dex Media, Inc.                                       8.00%              11/15/2013           13,000       13,877,500
Dex Media West                                       9.875%               8/15/2013           25,394       29,076,130
Houghton Mifflin Co.**                         0.00%/11.50%       10/15/2008 & 2013           25,000       18,375,000
Houghton Mifflin Co.                                 9.875%                2/1/2013           35,000       37,537,500
Primedia, Inc.                                       8.875%               5/15/2011           15,000       15,787,500
R.H. Donnelley Corp.+                                6.875%               1/15/2013           22,150       22,703,750
R.H. Donnelley Inc.                                 10.875%              12/15/2012           10,000       11,675,000
                                                                                                       --------------
TOTAL                                                                                                     166,207,380
                                                                                                       --------------
RAILROADS 0.34%
Union Pacific Corp.                                  3.625%                6/1/2010           30,500       29,339,902
                                                                                                       --------------
RESTAURANTS 0.48%
Denny's Corp./Denny's Holdings Inc.                  10.00%               10/1/2012           15,500       16,197,500
Friendly Ice Cream Corp.^                            8.375%               6/15/2012           14,000       13,650,000
O'Charley's, Inc.                                     9.00%               11/1/2013           10,000       10,850,000
                                                                                                       --------------
TOTAL                                                                                                      40,697,500
                                                                                                       --------------
SOFTWARE/SERVICES 0.42%
Electronic Data Systems Corp.                         6.50%                8/1/2013           27,500       28,157,855
Unisys Corp.                                         6.875%               3/15/2010            8,000        7,900,000
                                                                                                       --------------
TOTAL                                                                                                      36,057,855
                                                                                                       --------------
STEEL PRODUCERS/PRODUCTS 0.32%
AK Steel Corp.                                        7.75%               6/15/2012           15,000       12,750,000
Allegheny Ludlum Corp.                                6.95%              12/15/2025           15,000       14,491,770
                                                                                                       --------------
TOTAL                                                                                                      27,241,770
                                                                                                       --------------
SUPPORT-SERVICES 1.53%
Iron Mountain Inc.                                   6.625%                1/1/2016           37,000       34,410,000
Iron Mountain Inc.                                    7.75%               1/15/2015           50,000       50,500,000
Iron Mountain Inc.                                   8.625%                4/1/2013           15,000       15,600,000
JohnsonDiversey Holdings Inc.**                0.00%/10.67%        5/15/2007 & 2013           12,000        8,595,000
United Rentals (North America), Inc.^                 7.75%              11/15/2013           22,225       21,947,188
                                                                                                       --------------
TOTAL                                                                                                     131,052,188
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
TELECOM - FIXED LINE 0.39%
Level 3 Communications, Inc.                         11.25%               3/15/2010   $       15,000   $   11,925,000
Level 3 Financing, Inc.+^                            10.75%              10/15/2011           25,000       21,187,500
                                                                                                       --------------
TOTAL                                                                                                      33,112,500
                                                                                                       --------------
TELECOM - INTEGRATED/SERVICES 2.40%
Cincinnati Bell, Inc.+                               8.375%               1/15/2014            3,000        3,090,000
Cincinnati Bell, Inc.                                8.375%               1/15/2014           25,000       25,750,000
Intelsat Bermuda Ltd.+(b)                             8.25%               1/15/2013           22,750       23,603,125
MCI, Inc.                                            8.735%                5/1/2014           15,500       17,418,125
Qwest Capital Funding, Inc.                           7.90%               8/15/2010           63,000       63,000,000
Qwest Communications Int'l., Inc.                     7.25%               2/15/2011           10,000        9,725,000
Qwest Services Corp.                                 13.50%              12/15/2010           31,800       36,888,000
Telefonica de Argentina S.A.^(b)                     9.125%               11/7/2010           13,500       14,748,750
Valor Telecommunications
Enterprise LLC/Finance Corp.+                         7.75%               2/15/2015           11,275       11,134,063
                                                                                                       --------------
TOTAL                                                                                                     205,357,063
                                                                                                       --------------
TELECOM - WIRELESS 2.61%
Airgate PCS, Inc.                                    6.891%#             10/15/2011           12,000       12,330,000
Airgate PCS, Inc.+^                                  9.375%                9/1/2009            5,000        5,275,000
Airgate PCS, Inc.                                    9.375%                9/1/2009            9,200        9,705,895
Alamosa Delaware, Inc.                               11.00%               7/31/2010           15,000       16,893,750
Centennial Communications Corp.                     10.125%               6/15/2013           33,000       37,455,000
Dobson Communications Corp.                          8.875%               10/1/2013            6,900        6,348,000
Dobson Communications Corp.                         10.875%                7/1/2010           15,000       14,962,500
Nextel Partners, Inc.                                8.125%                7/1/2011           27,200       29,648,000
Rogers Wireless, Inc.(b)                             9.625%                5/1/2011            5,000        5,893,750
Rural Cellular Corp.                                  9.75%               1/15/2010           20,225       18,910,375
TeleCorp PCS, Inc.                                  10.625%               7/15/2010           16,000       16,927,344
Triton PCS, Inc.                                      8.75%              11/15/2011           14,500       10,331,250
Triton PCS, Inc.                                     9.375%                2/1/2011           11,000        7,947,500
UbiquiTel Operating Co.                              9.875%                3/1/2011           15,000       16,537,500
Western Wireless Corp.                                9.25%               7/15/2013           12,500       14,296,875
                                                                                                       --------------
TOTAL                                                                                                     223,462,739
                                                                                                       --------------
TELECOMMUNICATIONS EQUIPMENT 0.16%
Lucent Technologies, Inc.                             6.45%               3/15/2029           15,000       13,500,000
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                           PRINCIPAL
                                                  INTEREST                 MATURITY           AMOUNT
INVESTMENTS                                           RATE                     DATE            (000)            VALUE
---------------------------------------------------------------------------------------------------------------------
THEATERS & ENTERTAINMENT 0.58%
AMC Entertainment, Inc.                               8.00%                3/1/2014   $       25,000   $   22,312,500
Carmike Cinemas, Inc. Class A^                        7.50%               2/15/2014           11,325       10,319,906
Cinemark USA, Inc.                                    9.00%                2/1/2013           10,000       10,325,000
LCE Acquisition Corp.+                                9.00%                8/1/2014            6,400        6,224,000
                                                                                                       --------------
TOTAL                                                                                                      49,181,406
                                                                                                       --------------
TRANSPORTATION EXCLUDING AIR/RAIL 0.56%
CHC Helicopter Corp. Class A(b)                      7.375%                5/1/2014           15,000       15,037,500
CHC Helicopter Corp. Class A+(b)                     7.375%                5/1/2014            5,000        5,012,500
Hornbeck Offshore Services, Inc.                     6.125%               12/1/2014           12,790       13,013,825
Offshore Logistics, Inc.                             6.125%               6/15/2013           15,645       15,175,650
                                                                                                       --------------
TOTAL                                                                                                      48,239,475
                                                                                                       --------------
TOTAL HIGH YIELD CORPORATE
  NOTES & BONDS (Cost $5,669,291,581)                                                                   5,792,866,629
                                                                                                       ==============
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.25%
Credit Suisse First Boston Series 1998-C2
Class A2 (Cost $19,517,452)                           6.30%              11/11/2030           20,000       21,266,684
                                                                                                       ==============
U.S. TREASURY OBLIGATIONS 1.89%
U.S. Treasury Note                                   4.375%               5/15/2007           75,000       76,022,475
U.S. Treasury Note                                    5.00%               2/15/2011           80,650       85,712,723
                                                                                                       --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $161,403,158)                                                       161,735,198
                                                                                                       --------------
TOTAL LONG-TERM INVESTMENTS (Cost $7,848,032,774)                                                       8,048,415,135
                                                                                                       ==============

                                                                                              SHARES
                                                                                               (000)
                                                                                              ------
SHORT-TERM INVESTMENTS 6.42%

COLLATERAL FOR SECURITIES ON LOAN 1.69%
State Street Navigator Securities
Lending Prime Portfolio 3.15%(f)                                                             144,467      144,466,730
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                PRINCIPAL
                                                                                   AMOUNT
                                                                                    (000)             VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 4.73%
Repurchase Agreement dated 6/30/2005, 2.45%
due 7/1/2005 with State Street Bank &
Trust Co. collateralized by $409,525,000 of
Federal Home Loan Bank at zero coupon to
4.125% due from 7/20/2005 to 2/15/2008;
value: $412,438,491; proceeds: $404,378,238                                $      404,351   $   404,350,719
                                                                                            ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $548,817,449)                                                548,817,449
                                                                                            ===============
TOTAL INVESTMENTS IN SECURITIES 100.58% (Cost $8,396,850,223)                                 8,597,232,584
                                                                                            ===============
LIABILITIES IN EXCESS OF FOREIGN CURRENCY, CASH AND OTHER ASSETS (0.58%)                        (49,802,174)
                                                                                            ---------------
NET ASSETS 100.00%                                                                          $ 8,547,430,410
                                                                                            ===============

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
   # Variable rate security. The interest rate represents the rate at June 30,
     2005.
   ^ All (or a portion of security) on loan. See Note 2.
 (a) Bond issued by a foreign entity, denominated in Euros and converted to U.S. dollars at period-end exchange rate. The value of this security is 0.14% of total net assets. The remaining securities, 99.86% of total net assets, are invested in U.S. dollar-denominated securities.
 (b) Foreign security traded in U.S. dollars.
 (c) Defaulted security.
 (d) Amount represents less than 1,000 shares.
 (e) Securities purchased on a when-issued basis.
 (f) Rate shown reflects 7 day yield as of June 30, 2005.
 (g) Security in default. Maturity date represents original maturity date.
 PIK Payment-in-kind.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2005

ASSETS:
   Investment in securities, at value (cost $8,396,850,223)                                   $    8,597,232,584
   Cash                                                                                                  324,375
   Receivables:
     Interest and dividends                                                                          125,141,809
     Investment securities sold                                                                       19,257,804
     Capital shares sold                                                                              11,841,957
   Prepaid expenses and other assets                                                                     543,483
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                    8,754,342,012
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                                         144,466,730
   Payables:
     Investment securities purchased                                                                  37,121,041
     Capital shares reacquired                                                                        14,341,104
     Management fee                                                                                    3,155,620
     12b-1 distribution fees                                                                           4,633,688
     Fund administration                                                                                 280,800
     Directors' fees                                                                                     921,707
     To bank-foreign cash, at value (cost $726)                                                              686
     To affiliate (See Note 3)                                                                            61,275
   Accrued expenses and other liabilities                                                              1,928,951
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                 206,911,602
================================================================================================================
NET ASSETS                                                                                    $    8,547,430,410
================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                               $    8,988,919,332
Distributions in excess of net investment income                                                     (55,844,137)
Accumulated net realized loss on investments and foreign currency related transactions              (586,012,535)
Net unrealized appreciation on investments                                                           200,367,750
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $    8,547,430,410
================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                                $    4,970,841,356
Class B Shares                                                                                $    1,615,326,912
Class C Shares                                                                                $    1,544,014,585
Class P Shares                                                                                $      134,323,445
Class Y Shares                                                                                $      282,924,112
OUTSTANDING SHARES BY CLASS:
Class A Shares (740 million shares of common shares authorized, $.001 par value)                     628,274,398
Class B Shares (500 million shares of common shares authorized, $.001 par value)                     204,057,345
Class C Shares (300 million shares of common shares authorized, $.001 par value)                     194,925,415
Class P Shares (160 million shares of common shares authorized, $.001 par value)                      16,733,903
Class Y Shares (300 million shares of common shares authorized, $.001 par value)                      35,856,652
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                                $             7.91
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                                               $             8.30
Class B Shares-Net asset value                                                                $             7.92
Class C Shares-Net asset value                                                                $             7.92
Class P Shares-Net asset value                                                                $             8.03
Class Y Shares-Net asset value                                                                $             7.89
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
Dividends                                                                                     $       13,009,188
Interest                                                                                             267,241,778
Securities lending-net                                                                                   841,915
Foreign withholding tax                                                                                   (3,000)
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                              281,089,881
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                        19,588,713
12b-1 distribution plan-Class A                                                                        8,745,823
12b-1 distribution plan-Class B                                                                        8,407,734
12b-1 distribution plan-Class C                                                                        8,048,735
12b-1 distribution plan-Class P                                                                          270,348
Shareholder servicing                                                                                  5,194,790
Professional                                                                                              83,688
Reports to shareholders                                                                                  614,722
Fund administration                                                                                    1,730,199
Custody                                                                                                  150,605
Directors' fees                                                                                          280,245
Registration                                                                                              78,876
Subsidy (See Note 3)                                                                                     222,682
Other                                                                                                     89,624
----------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                        53,506,784
   Expense reductions (See Note 7)                                                                       (88,648)
----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                          53,418,136
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                227,671,745
================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency related transactions                     78,128,574
Net change in unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in foreign currencies                      (348,651,176)
================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                                    (270,522,602)
================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $      (42,850,857)
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                        ENDED JUNE 30, 2005   FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                               (UNAUDITED)    DECEMBER 31, 2004
OPERATIONS:
Net investment income                                                    $      227,671,745   $      461,636,138
Net realized gain (loss) on investments and
   foreign currency related transactions                                         78,128,574          163,913,812
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                           (348,651,176)          48,862,743
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              (42,850,857)         674,412,693
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     (162,700,594)        (304,259,218)
   Class B                                                                      (49,560,137)        (105,827,104)
   Class C                                                                      (47,585,185)         (94,625,703)
   Class P                                                                       (3,806,904)          (5,402,678)
   Class Y                                                                       (9,638,228)         (15,911,837)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (273,291,048)        (526,026,540)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                               711,680,139        1,952,137,115
Reinvestment of distributions                                                   202,580,872          380,570,154
Cost of shares reacquired                                                    (1,048,705,210)      (1,678,331,223)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                             (134,444,199)         654,376,046
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          (450,586,104)         802,762,199
================================================================================================================
NET ASSETS:
Beginning of period                                                           8,998,016,514        8,195,254,315
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $    8,547,430,410   $    8,998,016,514
================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $      (55,844,137)  $      (10,224,834)
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $       8.20     $       8.06   $       7.19   $       7.91   $       8.23   $       9.05
                                        ============     ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                       .22              .46            .48            .55            .65            .68
  Net realized and
    unrealized gain (loss)                      (.25)             .20            .92           (.64)          (.26)          (.75)
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total from investment
      operations                                (.03)             .66           1.40           (.09)           .39           (.07)
                                        ------------     ------------   ------------   ------------   ------------   ------------

Distributions to shareholders
  from:
  Net investment income                         (.26)            (.52)          (.50)          (.58)          (.67)          (.75)
  Paid-in capital                                  -                -           (.03)          (.05)          (.04)             -
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total distributions                         (.26)            (.52)          (.53)          (.63)          (.71)          (.75)
                                        ------------     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD                         $       7.91     $       8.20   $       8.06   $       7.19   $       7.91   $       8.23
                                        ============     ============   ============   ============   ============   ============

Total Return(b)                                 (.35)%(c)        8.56%         20.28%         (1.08)%         4.86%          (.86)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .50%(c)          .99%          1.00%          1.00%          1.02%          1.00%
  Expenses, excluding expense
    reductions                                   .50%(c)          .99%          1.00%          1.00%          1.02%          1.01%
  Net investment income                         2.73%(c)         5.71%          6.31%          7.51%          7.96%          7.88%

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
  Net assets,
    end of period (000)                 $  4,970,841     $  5,093,236   $  4,497,233   $  3,048,301   $  2,500,544   $  2,065,319
  Portfolio turnover rate                      26.90%           42.02%         40.96%         37.03%         55.44%         66.03%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $       8.20     $       8.06   $       7.20   $       7.92   $       8.23   $       9.05
                                        ============     ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                       .19              .41            .43            .51            .60            .63
  Net realized and
    unrealized gain (loss)                      (.24)             .20            .92           (.65)          (.25)          (.76)
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total from investment
      operations                                (.05)             .61           1.35           (.14)           .35           (.13)
                                        ------------     ------------   ------------   ------------   ------------   ------------

Distributions to shareholders
  from:
  Net investment income                         (.23)            (.47)          (.46)          (.53)          (.63)          (.69)
  Paid-in capital                                  -                -           (.03)          (.05)          (.03)             -
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total distributions                         (.23)            (.47)          (.49)          (.58)          (.66)          (.69)
                                        ------------     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD                         $       7.92     $       8.20   $       8.06   $       7.20   $       7.92   $       8.23
                                        ============     ============   ============   ============   ============   ============

Total Return(b)                                 (.56)%(c)        7.86%         19.43%         (1.67)%         4.29%         (1.52)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .82%(c)         1.64%          1.64%          1.65%          1.63%          1.61%
  Expenses, excluding expense
    reductions                                   .82%(c)         1.64%          1.64%          1.65%          1.63%          1.62%
  Net investment income                         2.41%(c)         5.07%          5.67%          6.86%          7.35%          7.26%

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)          2004          2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
  Net assets,
    end of period (000)                 $  1,615,327     $  1,803,609   $  1,861,920   $  1,294,955   $  1,105,501   $    786,786
  Portfolio turnover rate                      26.90%           42.02%         40.96%         37.03%         55.44%         66.03%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $       8.21     $       8.07   $       7.21   $       7.93   $       8.24   $       9.06
                                        ============     ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                       .19              .41            .43            .51            .60            .63
  Net realized and
    unrealized gain (loss)                      (.25)             .20            .92           (.64)          (.25)          (.76)
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total from investment
      operations                                (.06)             .61           1.35           (.13)           .35           (.13)
                                        ------------     ------------   ------------   ------------   ------------   ------------

Distributions to shareholders
  from:
  Net investment income                         (.23)            (.47)          (.46)          (.54)          (.63)          (.69)
  Paid-in capital                                  -                -           (.03)          (.05)          (.03)             -
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total distributions                         (.23)            (.47)          (.49)          (.59)          (.66)          (.69)
                                        ------------     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD                         $       7.92     $       8.21   $       8.07   $       7.21   $       7.93   $       8.24
                                        ============     ============   ============   ============   ============   ============

Total Return(b)                                 (.67)%(c)        7.86%         19.43%         (1.58)%         4.29%         (1.52)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .82%(c)         1.64%          1.64%          1.59%          1.62%          1.65%
  Expenses, excluding expense
    reductions                                   .82%(c)         1.64%          1.64%          1.59%          1.62%          1.66%
  Net investment income                         2.41%(c)         5.07%          5.67%          6.92%          7.36%          7.26%

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
  Net assets,
    end of period (000)                 $  1,544,015     $  1,703,329   $  1,593,650   $    905,629   $    662,848   $    483,885
  Portfolio turnover rate                      26.90%           42.02%         40.96%         37.03%         55.44%         66.03%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $       8.31     $       8.17   $       7.29   $       8.02   $       8.33   $       9.05
                                        ============     ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                       .22              .45            .48            .55            .64            .67
  Net realized and
    unrealized gain (loss)                      (.24)             .20            .93           (.65)          (.24)          (.65)
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total from investment
      operations                                (.02)             .65           1.41           (.10)           .40            .02
                                        ------------     ------------   ------------   ------------   ------------   ------------

Distributions to shareholders
  from:
  Net investment income                         (.26)            (.51)          (.50)          (.58)          (.67)          (.74)
  Paid-in capital                                  -                -           (.03)          (.05)          (.04)             -
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total distributions                         (.26)            (.51)          (.53)          (.63)          (.71)          (.74)
                                        ------------     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD                         $       8.03     $       8.31   $       8.17   $       7.29   $       8.02   $       8.33
                                        ============     ============   ============   ============   ============   ============

Total Return(b)                                 (.27)%(c)        8.37%         20.10%         (1.19)%         4.90%           .06%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .55%(c)         1.09%          1.09%          1.10%          1.08%          1.06%
  Expenses, excluding expense
    reductions                                   .55%(c)         1.09%          1.09%          1.10%          1.08%          1.07%
  Net investment income                         2.68%(c)         5.62%          6.22%          7.41%          7.88%          7.83%

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
  Net assets,
    end of period (000)                 $    134,323     $    113,216   $     60,848   $     18,736   $      7,017   $      1,385
  Portfolio turnover rate                      26.90%           42.02%         40.96%         37.03%         55.44%         66.03%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $       8.18     $       8.04   $       7.18   $       7.90   $       8.21   $       9.04
                                        ============     ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                       .23              .48            .51            .58            .68            .71
  Net realized and
    unrealized gain (loss)                      (.25)             .21            .91           (.64)          (.24)          (.76)
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total from investment
      operations                                (.02)             .69           1.42           (.06)           .44           (.05)
                                        ------------     ------------   ------------   ------------   ------------   ------------

Distributions to shareholders
  from:
  Net investment income                         (.27)            (.55)          (.53)          (.61)          (.71)          (.78)
  Paid-in capital                                  -                -           (.03)          (.05)          (.04)             -
                                        ------------     ------------   ------------   ------------   ------------   ------------
    Total distributions                         (.27)            (.55)          (.56)          (.66)          (.75)          (.78)
                                        ------------     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD                         $       7.89     $       8.18   $       8.04   $       7.18   $       7.90   $       8.21
                                        ============     ============   ============   ============   ============   ============

Total Return(b)                                (.18)%(c)         8.97%         20.58%          (.66)%         5.44%          (.61)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .32%(c)          .64%           .64%           .65%           .63%           .61%
  Expenses, excluding expense
    reductions                                   .32%(c)          .64%           .64%           .65%           .63%           .62%
  Net investment income                         2.90%(c)         6.07%          6.67%          7.86%          8.36%          8.26%

                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED 12/31
                                          6/30/2005      ------------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
  Net assets,
  end of period (000)                   $    282,924     $    284,627   $    181,603   $     68,691   $     44,931   $     43,884
  Portfolio turnover rate                      26.90%           42.02%         40.96%         37.03%         55.44%         66.03%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized and Unrealized Gain (Loss) on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of June 30, 2005, there were no open forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) STRUCTURED SECURITIES-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $500 million          .50%
Over $500 million           .45%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett.

The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A           CLASS B          CLASS C          CLASS P
----------------------------------------------------------------------------------
Service                    .25%(1)           .25%             .25%             .20%
Distribution               .10%(2)           .75%             .75%             .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of June 30, 2005 was $113,532. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended June 30, 2005 was $68,044.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2005:

DISTRIBUTOR          DEALERS'
COMMISSIONS          CONCESSIONS
----------------------------------
$  2,082,927         $  10,677,262

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund and certain other funds managed by Lord Abbett (together the "Underlying Funds"), have entered into a Servicing Agreement with Balanced Strategy Fund (formerly known as Balanced Series) of Lord Abbett Investment Trust ("Balanced Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Strategy Fund. Amounts paid pursuant to the Servicing Agreement are included in the Subsidy on the Statement of Operations.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2005 and for the fiscal year ended December 31, 2004 are as follows:

                                      SIX MONTHS
                                 ENDED 6/30/2005        YEAR ENDED
                                     (UNAUDITED)        12/31/2004
------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $    273,291,048    $  526,026,540
------------------------------------------------------------------
   Total distributions paid     $    273,291,048    $  526,026,540
==================================================================

As of December 31, 2004, the capital loss carryforwards along with the related expiration dates were as follows:

         2008             2009             2010            TOTAL
----------------------------------------------------------------
$  29,104,644   $  302,852,975   $  303,185,812   $  635,143,431

As of June 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                $  8,435,369,492
--------------------------------------------------------
Gross unrealized gain                        346,699,347
Gross unrealized loss                       (184,836,255)
--------------------------------------------------------
   Net unrealized security gain         $    161,863,092
========================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 are as follows:

U.S.                         NON-U.S.                  U.S.               NON-U.S.
GOVERNMENT                 GOVERNMENT            GOVERNMENT             GOVERNMENT
PURCHASES*                  PURCHASES                SALES*                  SALES
----------------------------------------------------------------------------------
$  855,093,245       $  1,334,703,887        $  511,700,393       $  1,745,008,301

* Includes U.S. Government sponsored enterprises securities.

As of June 30, 2005, the value of securities loaned was $141,373,139. These loans are collateralized by cash of $144,466,730, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $360,821 for the six months ended June 30, 2005, which are netted against Securities Lending Income on the Statement of Operations.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.08%. At June 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six-month period ended June 30, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                                 SIX MONTHS ENDED
                                                                    JUNE 30, 2005                          YEAR ENDED
                                                                      (UNAUDITED)                   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                                          60,597,207   $   483,818,830       147,929,408   $ 1,185,674,948
Reinvestment of distributions                        16,771,056       133,795,434        31,008,361       247,480,524
Shares reacquired                                   (70,366,280)     (560,034,676)     (115,517,137)     (922,609,162)
---------------------------------------------------------------------------------------------------------------------
Increase                                              7,001,983   $    57,579,588        63,420,632   $   510,546,310
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                           7,409,089   $    59,276,157        25,859,473   $   207,400,148
Reinvestment of distributions                         3,881,368        31,008,505         7,984,642        63,768,740
Shares reacquired                                   (27,154,795)     (216,500,012)      (44,808,623)     (357,804,358)
---------------------------------------------------------------------------------------------------------------------
Decrease                                            (15,864,338)  $  (126,215,350)      (10,964,508)  $   (86,635,470)
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                          16,146,682   $   129,403,476        50,931,432   $   409,302,369
Reinvestment of distributions                         3,192,420        25,515,902         6,223,475        49,748,678
Shares reacquired                                   (31,956,781)     (254,274,015)      (47,075,813)     (375,969,765)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                 (12,617,679)  $   (99,354,637)       10,079,094   $    83,081,282
---------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                           4,754,574   $    38,486,015         7,883,029   $    64,117,842
Reinvestment of distributions                           336,404         2,720,265           474,986         3,842,232
Shares reacquired                                    (1,974,309)      (15,975,385)       (2,187,653)      (17,785,973)
---------------------------------------------------------------------------------------------------------------------
Increase                                              3,116,669   $    25,230,895         6,170,362   $    50,174,101
---------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                              88,132   $       695,661        10,767,799   $    85,641,808
Reinvestment of distributions                         1,199,198         9,540,766         1,976,991        15,729,980
Shares reacquired                                      (240,429)       (1,921,122)         (517,857)       (4,161,965)
---------------------------------------------------------------------------------------------------------------------
Increase                                              1,046,901   $     8,315,305        12,226,933   $    97,209,823
---------------------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Fund, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, in the fourth quintile for the one- and three-year periods, in the second quintile for the five-year period, and in the first quintile for the ten-year period. The Board also noted that the performance was below that of the Lipper High Current Yield Bond Index in the nine-month, one-year, and three-year periods, and above that of the Index for the five- and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately six basis points below the median of the peer group and that the actual management and administrative services fees were approximately ten basis points below the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points below the median of the peer group, that the actual total expense ratios of Classes B and C were approximately seventeen basis points below the median, that the actual total expense ratio of Class P was approximately seven basis points below the median, and the actual total expense ratio of Class Y was approximately eleven basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
information of shareholders of the Fund, is to be
distributed only if preceded or accompanied by a
            current Fund prospectus.                         Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by                                                         LABD-3-0605
           LORD ABBETT DISTRIBUTOR LLC                                                                        (08/05)

ITEM 2:        CODE OF ETHICS.
               Not applicable.

ITEM 3:        AUDIT COMMITTEE FINANCIAL EXPERT.
               Not applicable.

ITEM 4:        PRINCIPAL ACCOUNTANT FEES AND SERVICES.
               Not applicable.

ITEM 5:        AUDIT COMMITTEE OF LISTED REGISTRANTS.
               Not applicable.

ITEM 6:        SCHEDULE OF INVESTMENTS.
               Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.

ITEM 8:        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
               Not applicable.

ITEM 10:       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
               Not applicable.

ITEM 11:       CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

               Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:       EXHIBITS.

       (a)(1)  Amendments to Code of Ethics - Not applicable.

       (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT BOND-DEBENTURE FUND, INC.


                                      /s/ Robert S. Dow
                                     ---------------------------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                      /s/ Joan A. Binstock
                                     ---------------------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                     LORD ABBETT BOND-DEBENTURE FUND, INC.


                                      /s/ Robert S. Dow
                                     ---------------------------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                      /s/ Joan A. Binstock
                                     ---------------------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 17, 2005